Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Rate

Property, plant and equipment are carried at cost less accumulated depreciation and impairment, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives and residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Computers and equipment	2-10 years	0%-5%
Vehicle	4 years	5%

Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives	Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Estimated useful lives
Software	1 - 10 years
License	3 - 10 years

Schedule of Disaggregation of Revenue by Type of Contract	the following table disaggregates the Group’s revenue by type of contract for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Sales to Xiaomi	2,112,170	2,889,441	2,295,569
—Xiaomi-branded products	1,859,499	2,560,787	2,021,117
—Viomi-branded products	250,593	326,114	274,452
—Rendering of services	2,078	2,540	-
Sales to third-party customers	2,535,343	2,936,183	3,008,266
	4,647,513	5,825,624	5,303,835

Schedule of Activity in Allowance for Credit Losses Related to Accounts and Notes Receivable and Other Receivables from Related Parties

The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable and other receivables from related parties for the year ended December 31, 2021:

	Year ended December 31,
	2020	2021
	RMB	RMB
Balance at beginning of the year	4,832	9,316
Current year provision	5,015	29,343
Reversals	(531)	(3,802)
Balance at end of the year	9,316	34,857